Incomes taxes - Future expirations (Details) - Domestic Tax Authority [Member] ¥ in Thousands	Dec. 31, 2021 CNY (¥)
Operating Loss Carryforwards [Line Items]
Loss expiring in 2022	¥ 1,266,874
Loss expiring in 2023	2,217,239
Loss expiring in 2024	1,636,420
Loss expiring in 2025	7,707,475
Loss expiring in 2026 and thereafter	21,757,992
Total	¥ 34,586,000